ORGANIZATION (Details Narrative) - shares	Jan. 14, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock shares issued			117,875,323
Liu Lina [Member]
Cancellation of shares held by related party	116,697,438
Exchange Agreement [Member] | Maximum [Member]
Ownership percentage	99.00%
Common Stock Class B [Member]
Common stock shares issued		4,447	4,447	4,447
Common stock shares outstanding		4,447	4,447	4,447
Common Stock Class A [Member]
Ownership exchange percentage, description	the Selling Stockholders, who were then stockholders of Platinum (the “Selling Stockholders”), in exchange for 100% of the issued and outstanding capital stock of Platinum (the “Exchange Transaction”)
Common stock shares issued			118,177,885	117,000,000
Common stock shares outstanding			118,177,885	117,000,000
Common Stock Class A [Member] | Exchange Agreement [Member]
Common stock shares issued	117,000,000
Chief Financial Officer, Treasurer and Secretary [Member] | Common Stock Class A [Member]
Common stock shares issued	118,177,885
Common stock shares outstanding	118,177,885
Chief Financial Officer, Treasurer and Secretary [Member] | Common Stock Class B Shares [Member]
Common stock shares issued	4,447
Common stock shares outstanding	4,447